Loans From Investors (Tables)	12 Months Ended
Dec. 31, 2023
Loans from Investors [Abstract]
Summary of Investor Loan Activity	The following is a summary of investor loan activity for the year ended December 31, 2023, and 2022:
As of January 1, 2022	-
Transfer from loans and financing	320
Additions	4,750
Interest accrual	179
As of December 31, 2022	5,249
Additions	7,407
Amortization	(320)
Interest accrual	1,564
As of December 31, 2023	13,901